Trade Payables and Other Current Liabilities - Additional Information (Detail) € in Millions	6 Months Ended
Jun. 30, 2020 EUR (€)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Decrease in trade payable	€ 1.2
Decrease on social security, payroll accruals and taxes	0.6
Increase in other current liabilities	0.5
Reimbursement of R&D tax credit	1.0
Federal Belgian Institute for Health Insurance Inami [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Recognition of deferred revenue	€ 0.2